CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 513,196	¥ 3,324,384	¥ 4,790,751
Restricted cash			400
Held-to-maturity securities (Note 6)	279,015	1,807,403	3,768,338
Accounts receivable, net (Note 4)	54,250	351,423	41,447
Amounts due from related parties (Note 26(a))	4,918	31,856	30,991
Other receivables and prepayments (Note 5)	288,596	1,869,461	767,074
Inventories	704,984	4,566,746	3,588,304
Deferred tax assets (Note 23)	31,184	202,003	233,149
Total current assets	1,876,143	12,153,276	13,220,454
NON-CURRENT ASSETS
Property and equipment, net (Note 7)	455,340	2,949,604	1,911,453
Deposits for property and equipment	144,095	933,419	207,509
Land use right, net (Note 8)	30,483	197,462	81,991
Intangible assets, net (Note 9)	114,911	744,369	1,038,949
Investment in affiliates (Note 10)	39,011	252,706	287,390
Other investments (Note 11)	75,622	489,862	102,792
Available-for-sale securities investments, non-current (Note 12)	41,640	269,736
Other long-term assets (Note 13)	298,914	1,936,307	40,503
Goodwill (Note 14)	16,793	108,781	60,000
Total non-current assets	1,216,809	7,882,246	3,730,587
Total assets	3,092,952	20,035,522	16,951,041
CURRENT LIABILITIES
Accounts payable (Including accounts payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 7,490 and RMB 48,178 as of December 31, 2014 and December 31, 2015, respectively)	1,025,852	6,645,262	6,121,256
Advance from customers (Including advance from customers of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 1,217,429 and RMB 879,848 as of December 31, 2014 and December 31, 2015, respectively)	310,225	2,009,578	1,422,935
Accrued expenses and other current liabilities (Note 15) (Including accrued expenses and other current liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 944,097 and RMB 1,127,270 as of December 31, 2014 and December 31, 2015, respectively)	479,271	3,104,622	2,340,756
Amounts due to related parties (Note 26(b)) (Including amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 2,884 and RMB 82,994 as of December 31, 2014 and December 31, 2015, respectively)	31,950	206,966	75,784
Deferred income (Including deferred income of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 178,920 and RMB 95,643 as of December 31, 2014 and December 31, 2015, respectively)	16,137	104,531	194,560
Short term loans (Note 17) (Including short term loans of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and nil as of December 31, 2014 and December 31, 2015)	14,665	95,000
Total current liabilities	1,878,100	12,165,959	10,155,291
NON-CURRENT LIABILITIES
Deferred tax liability (Note 23) (Including deferred tax liability of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and RMB 116 as of December 31, 2014 and December 31, 2015, respectively)	27,080	175,416	242,697
Deferred income-non current (Including deferred income-non current of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and RMB 3,573 as of December 31, 2014 and December 31, 2015, respectively)	3,504	22,699
Convertible senior notes (Note 18)	626,475	4,058,181	3,854,985
Total non-current liabilities	657,059	4,256,296	4,097,682
Total liabilities	$ 2,535,159	¥ 16,422,255	¥ 14,252,973
COMMITMENTS AND CONTINGENCIES (Note 25)
EQUITY:
Treasury shares, at cost (nil and 1,614,135 Class A shares as of December 31, 2014 and December 31, 2015, respectively (Note 21)	$ (130,401)	¥ (844,711)
Additional paid-in capital	438,203	2,838,591	¥ 2,538,217
Retained earnings	249,500	1,616,209	26,544
Accumulated other comprehensive loss	(10,957)	(70,981)	(10,711)
Total Vipshop Holdings Limited shareholders' equity	546,357	3,539,184	2,554,124
Non-controlling interests	11,436	74,083	143,944
Total shareholders' equity	557,793	3,613,267	2,698,068
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,092,952	20,035,522	16,951,041
Class A ordinary shares
EQUITY:
Ordinary shares	10	65	63
Class B ordinary shares
EQUITY:
Ordinary shares	$ 2	¥ 11	¥ 11